
[logo - American Funds /(R)/]             The right choice for the long term/(R)/

International Growth
and Income Fund/SM/

CLASS    TICKER   F-1....  IGIFX    529-C..  CIICX
A......  IGAAX    F-2....  IGFFX    529-E..  CGIEX
B......  IGIBX    529-A..  CGIAX    529-F-1  CGIFX
C......  IGICX    529-B..  CGIBX

 SUMMARY
 PROSPECTUS

 March 1, 2010

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
 BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED MARCH 1, 2010, ARE INCORPORATED BY REFERENCE
 INTO THIS SUMMARY PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 27 of the prospectus and on page 54 of the fund's statement of additional information.

<SHAREHOLDER FEES
 (fees paid directly from your investment)
----------------------------------------------------SHARE CLASSES--------------

                                         -----------------------------F-1, F-2-
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on  5.75%  none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------

                                     --A-------B-------C------F-1-------F-2----

-------------------------------------------------------------------------------

 Management fees                     0.61%   0.61%   0.61%   0.61%     0.61%
-------------------------------------------------------------------------------
 Distribution and/or service         0.30    1.00    1.00    0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses/*/                   0.20    0.20    0.23    0.21      0.21
-------------------------------------------------------------------------------
 Total annual fund operating         1.11    1.81    1.84    1.07      0.82
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.61%   0.61%   0.61%   0.61%     0.61%
-------------------------------------------------------------------------------
 Distribution and/or service         0.30    1.00    1.00    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses/*/                   0.29    0.32    0.30    0.28      0.29
-------------------------------------------------------------------------------
 Total annual fund operating         1.20    1.93    1.91    1.39      0.90
 expenses

                                       1

International Growth and Income Fund / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $682   $  908   $1,151     $1,849
---------------------------------------------------------------------
 B                                 684      969    1,180      1,943
---------------------------------------------------------------------
 C                                 287      579      995      2,159
---------------------------------------------------------------------
 F-1                               109      340      590      1,306
---------------------------------------------------------------------
 F-2                                84      262      455      1,014
---------------------------------------------------------------------
 529-A                             710      973    1,255      2,048
---------------------------------------------------------------------
 529-B                             716    1,045    1,298      2,163
---------------------------------------------------------------------
 529-C                             314      639    1,088      2,330
---------------------------------------------------------------------
 529-E                             161      479      818      1,769
---------------------------------------------------------------------
 529-F-1                           112      326      557      1,212

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $184    $569    $  980     $1,943
---------------------------------------------------------------------
 C                                 187     579       995      2,159
---------------------------------------------------------------------
 529-B                             216     645     1,098      2,163
---------------------------------------------------------------------
 529-C                             214     639     1,088      2,330
---------------------------------------------------------------------

* Amount is estimated based on annualized expenses for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 33%
of the average value of its portfolio. The fund commenced operations on October
1, 2008; therefore, the stated portfolio turnover rate may not be representative of a full year.

                                       2

                      International Growth and Income Fund / Summary prospectus

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                       3

International Growth and Income Fund / Summary prospectus


Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2009   35.29%

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                       18.84%  (quarter ended September 30, 2009)
LOWEST                        -6.95%  (quarter ended March 31, 2009)

                                       4

                      International Growth and Income Fund / Summary prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                           INCEPTION DATE      1 YEAR    LIFETIME
-------------------------------------------------------------------------------

 A - Before taxes                         10/1/2008        27.51%     13.42%
 - After taxes on distributions                            26.52      12.71
 - After taxes on distributions and sale of fund shares    18.50      11.16

 SHARE CLASS (before taxes)     INCEPTION DATE  1 YEAR   LIFETIME
------------------------------------------------------------------

 B                                10/1/2008     29.33%    15.01%
------------------------------------------------------------------
 C                                10/1/2008     33.24     18.04
------------------------------------------------------------------
 F-1                              10/1/2008     35.29     18.95
------------------------------------------------------------------
 F-2                              10/1/2008     35.65     19.27
------------------------------------------------------------------
 529-A                            10/1/2008     27.38     13.30
------------------------------------------------------------------
 529-B                            10/1/2008     29.16     14.85
------------------------------------------------------------------
 529-C                            10/1/2008     33.15     17.93
------------------------------------------------------------------
 529-E                            10/1/2008     34.88     18.56
------------------------------------------------------------------
 529-F-1                          10/1/2008     35.51     19.17

 INDEXES/1/                                               1 YEAR   LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI World ex USA Index (reflects no deductions for
 fees, expenses                                           34.39%      4.09%
 or taxes)
 Lipper International Funds Index (reflects no            35.30       5.45
deductions for fees or taxes)
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2009: 2.59%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 MSCI World ex USA Index reflects the market sectors and securities in which the fund primarily invests. Lipper International Funds Index includes mutual funds that disclose investment objectives reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

International Growth and Income Fund / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

                             PORTFOLIO COUNSELOR   PRIMARY TITLE
 PORTFOLIO COUNSELOR/            EXPERIENCE        WITH INVESTMENT ADVISER
 FUND TITLE (if applicable)     IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------

 STEVEN T. WATSON                  1 year          Senior Vice President -
 Vice Chairman of the Board   (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 CARL M. KAWAJA                    1 year          Senior Vice President -
 President                    (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 ANDREW B. SUZMAN                  1 year          Senior Vice President -
 Senior Vice President        (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------

 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180;
faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

                                       6

                      International Growth and Income Fund / Summary prospectus

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                          Investment Company File No. 811-22215
                                      MFGEIP-934-0310P Litho in USA CGD/CF/9970
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust


[logo - American Funds /(R)/]             The right choice for the long term/(R)/

International Growth
and Income Fund/SM/

CLASS         TICKER        R-3.........  RGICX
A...........  IGAAX         R-4.........  RIGEX
R-1.........  RIGAX         R-5.........  RIGFX
R-2.........  RIGBX         R-6.........  RIGGX

 SUMMARY
 RETIREMENT PLAN
 PROSPECTUS

 March 1, 2010

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
 INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
 PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
 ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
 RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
 AND STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2010, ARE INCORPORATED
 BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 54 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------SHARE CLASSES-------------------

                              --A-----R-1----R-2----R-3----R-4----R-5-----R-6--

                              -------------------------------------------------

 Management fees              0.61%  0.61%  0.61%  0.61%  0.61%  0.61%   0.61%
-------------------------------------------------------------------------------
 Distribution and/or service  0.30   1.00   0.75   0.50   0.25   none    none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses/*/            0.20   0.21   0.52   0.27   0.21   0.20    0.15
-------------------------------------------------------------------------------
 Total annual fund operating  1.11   1.82   1.88   1.38   1.07   0.81    0.76
 expenses
-------------------------------------------------------------------------------

                                       1

International Growth and Income Fund / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 A                              $682    $908    $1,151     $1,849
-------------------------------------------------------------------
 R-1                             185     573       985      2,137
-------------------------------------------------------------------
 R-2                             191     591     1,016      2,201
-------------------------------------------------------------------
 R-3                             140     437       755      1,657
-------------------------------------------------------------------
 R-4                             109     340       590      1,306
-------------------------------------------------------------------
 R-5                              83     259       450      1,002
-------------------------------------------------------------------
 R-6                              78     243       422        942
-------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 33%
of the average value of its portfolio. The fund commenced operations on October
1, 2008; therefore, the stated portfolio turnover rate may not be representative of a full year.

                                       2

      International Growth and Income Fund / Summary retirement plan prospectus

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                       3

International Growth and Income Fund / Summary retirement plan prospectus


Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2009   35.29%

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                        18.84%  (quarter ended September 30, 2009)
LOWEST                         -6.95%  (quarter ended March 31, 2009)

                                       4

      International Growth and Income Fund / Summary retirement plan prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                       INCEPTION DATE    1 YEAR     LIFETIME
--------------------------------------------------------------------------

 A                                   10/1/2008       27.51%      13.42%

 SHARE CLASS                    INCEPTION DATE  1 YEAR   LIFETIME
------------------------------------------------------------------

 R-1                              10/1/2008     34.29%    18.07%
------------------------------------------------------------------
 R-2                              10/1/2008     34.28     18.06
------------------------------------------------------------------
 R-3                              10/1/2008     34.89     18.60
------------------------------------------------------------------
 R-4                              10/1/2008     35.32     18.97
------------------------------------------------------------------
 R-5                              10/1/2008     35.66     19.28

 INDEXES/1/                                       1 YEAR        LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI World ex USA Index
 (reflects no deductions for fees, expenses or    34.39%           4.09%
 taxes)
 Lipper International Funds Index                 35.30            5.45
 (reflects no deductions for fees or taxes)
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2009: 2.59%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 MSCI World ex USA Index reflects the market sectors and securities in which the fund primarily invests. Lipper International Funds Index includes mutual funds that disclose investment objectives reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

International Growth and Income Fund / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

                             PORTFOLIO COUNSELOR   PRIMARY TITLE
 PORTFOLIO COUNSELOR/            EXPERIENCE        WITH INVESTMENT ADVISER
 FUND TITLE (if applicable)     IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------

 STEVEN T. WATSON                  1 year          Senior Vice President -
 Vice Chairman of the Board   (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 CARL M. KAWAJA                    1 year          Senior Vice President -
 President                    (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 ANDREW B. SUZMAN                  1 year          Senior Vice President -
 Senior Vice President        (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer authorized to sell these classes of the fund's shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

      International Growth and Income Fund / Summary retirement plan prospectus

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                          Investment Company File No. 811-22215
                                      RPGEIP-934-0310P Litho in USA CGD/CF/9971
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY


[logo - American Funds /(R)/]             The right choice for the long term/(R)/

International Growth
and Income Fund/SM/

CLASS         TICKER        R-3.........  RGICX
A...........  IGAAX         R-4.........  RIGEX
R-1.........  RIGAX         R-5.........  RIGFX
R-2.........  RIGBX         R-6.........  RIGGX

 SUMMARY
 RETIREMENT PLAN
 PROSPECTUS

 March 1, 2010

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
 INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
 PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
 ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
 RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
 AND STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2010, ARE INCORPORATED
 BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 54 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------SHARE CLASSES-------------------

                              --A-----R-1----R-2----R-3----R-4----R-5-----R-6--

                              -------------------------------------------------

 Management fees              0.61%  0.61%  0.61%  0.61%  0.61%  0.61%   0.61%
-------------------------------------------------------------------------------
 Distribution and/or service  0.30   1.00   0.75   0.50   0.25   none    none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses/*/            0.20   0.21   0.52   0.27   0.21   0.20    0.15
-------------------------------------------------------------------------------
 Total annual fund operating  1.11   1.82   1.88   1.38   1.07   0.81    0.76
 expenses
-------------------------------------------------------------------------------

                                       1

International Growth and Income Fund / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------

 A                              $682    $908    $1,151     $1,849
-------------------------------------------------------------------
 R-1                             185     573       985      2,137
-------------------------------------------------------------------
 R-2                             191     591     1,016      2,201
-------------------------------------------------------------------
 R-3                             140     437       755      1,657
-------------------------------------------------------------------
 R-4                             109     340       590      1,306
-------------------------------------------------------------------
 R-5                              83     259       450      1,002
-------------------------------------------------------------------
 R-6                              78     243       422        942
-------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 33%
of the average value of its portfolio. The fund commenced operations on October
1, 2008; therefore, the stated portfolio turnover rate may not be representative of a full year.

                                       2

      International Growth and Income Fund / Summary retirement plan prospectus

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                       3

International Growth and Income Fund / Summary retirement plan prospectus


Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2009   35.29%

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                        18.84%  (quarter ended September 30, 2009)
LOWEST                         -6.95%  (quarter ended March 31, 2009)

                                       4

      International Growth and Income Fund / Summary retirement plan prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                       INCEPTION DATE    1 YEAR     LIFETIME
--------------------------------------------------------------------------

 A                                   10/1/2008       27.51%      13.42%

 SHARE CLASS                    INCEPTION DATE  1 YEAR   LIFETIME
------------------------------------------------------------------

 R-1                              10/1/2008     34.29%    18.07%
------------------------------------------------------------------
 R-2                              10/1/2008     34.28     18.06
------------------------------------------------------------------
 R-3                              10/1/2008     34.89     18.60
------------------------------------------------------------------
 R-4                              10/1/2008     35.32     18.97
------------------------------------------------------------------
 R-5                              10/1/2008     35.66     19.28

 INDEXES/1/                                       1 YEAR        LIFETIME/2/
-------------------------------------------------------------------------------

 MSCI World ex USA Index
 (reflects no deductions for fees, expenses or    34.39%           4.09%
 taxes)
 Lipper International Funds Index                 35.30            5.45
 (reflects no deductions for fees or taxes)
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2009: 2.59%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 MSCI World ex USA Index reflects the market sectors and securities in which the fund primarily invests. Lipper International Funds Index includes mutual funds that disclose investment objectives reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

International Growth and Income Fund / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

                             PORTFOLIO COUNSELOR   PRIMARY TITLE
 PORTFOLIO COUNSELOR/            EXPERIENCE        WITH INVESTMENT ADVISER
 FUND TITLE (if applicable)     IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------

 STEVEN T. WATSON                  1 year          Senior Vice President -
 Vice Chairman of the Board   (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 CARL M. KAWAJA                    1 year          Senior Vice President -
 President                    (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 ANDREW B. SUZMAN                  1 year          Senior Vice President -
 Senior Vice President        (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer authorized to sell these classes of the fund's shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

      International Growth and Income Fund / Summary retirement plan prospectus

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                          Investment Company File No. 811-22215
                                      RPGEIP-934-0310P Litho in USA CGD/CF/9971
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust